Other investments (Tables)	12 Months Ended
Dec. 31, 2024
Other investments [Abstract]
Other investments	The Group has elected to designate these other investments at FVOCI. The fair value of the Group’s investments in equity instruments are as follows:

	2024 US$’000	2023 US$’000	2022 US$’000
Investment in ZeroNorth A/S (formerly known as Alpha Ori Technology Holdings Pte Ltd “Alpha Ori”)	2,344	3,428	3,269
Investment in Diginex Solutions (HK) Limited (“Diginex”)	525	525	501
Investment in Clean Hydrogen Works, LA-1, LLC (“CHW-LA1”)	20,000	20,000	55
Investment in Vanguard Tech, Inc. (“Vanguard”)	200	-	-
	23,069	23,953	3,825